Fair Value Measurements - Schedule of Assets Measured at Fair Value on Recurring Basis (Details)	Dec. 31, 2021 USD ($)
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member] | Marketable Securities [Member] | ECP Environmental Growth Opportunities Corp [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investment, Fair Value	$ 345,033,673